Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Sep. 09, 2019
US Vegan Climate ETF
Account Value [Line Items]
Line Graph and Table Measure Name	US Vegan Climate ETF NAV
Account Value	$ 22,902	$ 20,383	$ 16,585	$ 14,377	$ 16,325	$ 11,671	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 22,097	20,067	16,428	14,536	15,243	11,172	10,000
Beyond Investing US Vegan Climate GTR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Beyond Investing US Vegan Climate GTR Index
Account Value	$ 23,781	$ 21,081	$ 17,045	$ 14,681	$ 16,579	$ 11,752	$ 10,000